Containers and Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Containers
Component of Containers and Fixed Assets, Net

Containers, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Containers	$3,407,603	$2,281,586
Less accumulated depreciation	(490,930)	(377,731)

Containers, net	$2,916,673	$1,903,855

Fixed Assets
Component of Containers and Fixed Assets, Net

Fixed assets, net at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Computer equipment and software	$7,557	$7,111
Office furniture and equipment	1,456	1,803
Automobiles	44	51
Leasehold improvements	1,753	1,779

	10,810	10,744
Less accumulated depreciation	(9,189)	(9,027)

Fixed assets, net	$1,621	$1,717

Container Purchases | Purchase One
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$200,080
Other net assets	11,597

$211,677

Container Purchases | Purchaser Two
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$178,059
Other net assets	9,132

$187,191

Container Purchases | Purchaser Three
Component of Containers and Fixed Assets, Net	The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$33,978
Other net assets	2,430

$36,408